Note 21 - Parent Company - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 3,425	$ 3,304	$ 3,097	$ 2,605	$ 2,386	$ 2,462	$ 2,507	$ 2,100	$ 12,431	$ 9,455
Loss (gain) on equity securities									9	(488)
Other, net									112	(3,536)
Net cash provided by operating activities									14,281	13,920
Proceeds from issuance of common stock										15,164
Stock options exercised									168	184
Cash dividends									3,779	3,358
Net cash (used in) provided by financing activities									130,309	88,722
Decrease in cash									68,047	7,391
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				39,886				32,495	39,886	32,495
CASH AND CASH EQUIVALENTS AT END OF YEAR	107,933				39,886				107,933	39,886
Common stock issued in business acquisition										20,995
Parent Company [Member]
Net income									12,431	9,455
Equity method investments, income (loss)									(9,712)	(340)
Stock-based compensation									371	33
Loss (gain) on equity securities									9	(488)
Other, net									(382)	282
Net cash provided by operating activities									2,717	8,942
Acquisition, net of cash paid										(22,249)
Proceeds from issuance of common stock									92	15,164
Stock options exercised									168	184
Proceeds from dividend reinvestment plan									618	540
Cash dividends									(3,779)	(3,358)
Net cash (used in) provided by financing activities									(2,901)	12,530
Decrease in cash									(184)	(777)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 1,766				$ 2,543	1,766	2,543
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,582				$ 1,766				1,582	1,766
Common stock issued in business acquisition										20,995
Increase in common stock through increase in other, net									183
Parent Company [Member] | Middlefield Banking Company [Member]
Equity method investments, income (loss)									(9,711)	(337)
Parent Company [Member] | EMORECO [Member]
Equity method investments, income (loss)									$ (1)	$ (3)